VK-QINC-PRO-1 STATSUP 120318

Statutory Prospectus Supplement dated December 3, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of Invesco Quality Income Fund.

The sixth paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” is hereby deleted.

The risk titled “Borrowing Risk” is hereby deleted under the heading “Fund Summary – Principal Risks of Investing in the Fund.”

The seventh paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” is hereby deleted.

The risk titled “Borrowing Risk” is hereby deleted under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks.”

VK-QINC-PRO-1 STATSUP 120318

AGS-PRO-1 STATSUP 120318

Statutory Prospectus Supplement dated December 3, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Quality Income Fund.

The sixth paragraph under the heading “Fund Summaries – Invesco Quality Income Fund – Principal Investment Strategies of the Fund” is hereby deleted.

The risk titled “Borrowing Risk” is hereby deleted under the heading “Fund Summaries– Invesco Quality Income Fund – Principal Risks of Investing in the Fund.”

The seventh paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Quality Income Fund – Objective(s) and Strategies” is hereby deleted.

The risk titled “Borrowing Risk” is hereby deleted under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Quality Income Fund – Risks.”

AGS-PRO-1 STATSUP 120318